Segment and geographic information	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Segment and geographic information
Segment and geographic information

12. Segment and geographic information

The Company operates in one line of business, which is operating physician group practices. As of March 1, 2011, due to the acquisition of MDLLC and Clinica de Radioterapia La Asuncion S.A., the Company’s operations were reorganized into two geographically organized groups: the Domestic U.S. includes eight operating segments and International is an operating segment which are aggregated into one U.S. Domestic and one International reporting segment. The accounting policies of the segments are the same as those described in the summary of significant accounting policies. Transactions between reporting segments are properly eliminated. The Company assesses performance of and makes decisions on how to allocate resources to its operating segments based on multiple factors including current and projected facility gross profit and market opportunities.

Financial information by geographic segment is as follows (in thousands):

	Three Months ended March 31,	Three Months ended March 31,
	2012	2011
Total revenues:
U.S Domestic	$157,292	$151,051
International	20,153	5,486
Total	$177,445	$156,537

Facility gross profit:
U.S. Domestic	$45,528	$51,189
International	11,511	3,243
Total	$57,039	$54,432

Depreciation and amortization:
U.S. Domestic	$14,258	$12,233
International	938	222
Total	$15,196	$12,455

	March 31, 2012	December 31, 2011
Total assets:
U.S. Domestic	$901,006	$867,448
International	135,528	131,144
Total	$1,036,534	$998,592

Long-lived assets:
U.S. Domestic	$229,039	$223,511
International	15,253	12,900
Total	$244,292	$236,411

Capital expenditures: *
U.S. Domestic	$6,723	$38,897
International	875	2,416
Total	$7,598	$41,313

* includes capital lease obligations related to capital expenditures

Acquisition-related goodwill and intangible assets:
U.S. Domestic	$522,387	$505,008
International	93,323	93,932
Total	$615,710	$598,940

The reconciliation of the Company’s reportable segment profit and loss is as follows (in thousands):

	Three Months ended March 31,	Three Months ended March 31,
	2012	2011
Facility gross profit	$57,039	$54,432
Less:
General and administrative expenses	19,682	17,836
General and administrative salaries	18,785	16,625
General and administrative depreciation and amortization	3,599	2,396
Provision for doubtful accounts	5,061	3,801
Interest expense, net	17,555	14,493
Gain on fair value adjustment of previously held equity investment	—	(234)
Foreign currency transaction loss	49	10
Loss on foreign currency derivative contracts	594	116
Loss before income taxes	$(8,286)	$(611)

(18) Segment and geographic information

        The Company operates in one line of business, which is operating physician group practices. As of March 1, 2011, due to the acquisition of MDLLC and Clinica de Radioterapia La Asuncion S.A., the Company's operations were restructured into two geographically organized groups: the Domestic U.S. includes eight operating segments and International is an operating segment which are aggregated into one U.S. Domestic and one International reporting segment. Prior period information is not shown as a result of the current year acquisition and since the Company previously had one reporting segment. The accounting policies of the segments are the same as those described in the summary of significant accounting policies. Transactions between reporting segments are properly eliminated. The Company assesses performance of and makes decisions on how to allocate resources to its operating segments based on multiple factors including current and projected facility gross profit and market opportunities.

        Financial information by geographic segment is as follows (in thousands):

Year ended December 31, 2011
Total revenues:
U.S Domestic	$584,262
International	60,455

Total	$644,717

Facility gross profit:
U.S. Domestic	$191,211
International	33,660

Total	$224,871

Depreciation and amortization:
U.S. Domestic	$51,507
International	2,577

Total	$54,084

December 31, 2011
Total assets:
U.S. Domestic	$867,448
International	131,144

Total	$998,592

Long-lived assets:
U.S. Domestic	$223,511
International	12,900

Total	$236,411

Capital expenditures:*
U.S. Domestic	$38,897
International	2,416

Total	$41,313

*
includes capital lease obligations related to capital expenditures

Acquisition-related goodwill and intangible assets:
U.S. Domestic	$505,008
International	93,932

Total	$598,940

        Total revenues attributable to the Company's operations in Argentina were $43.5 million for the year ended December 31, 2011.

        The reconciliation of the Company's reportable segment profit and loss is as follows (in thousands):

Year ended December 31, 2011
Facility gross profit	$224,871
Less:
General and administrative expenses	81,688
General and administrative salaries	68,523
General and administrative depreciation and amortization	11,702
Provision for doubtful accounts	16,117
Interest expense, net	60,656
Loss on investments	250
Impairment loss	360,639
Gain on fair value adjustment of previously held equity investment	(234)
Foreign currency transaction loss	106
Loss on forward currency derivative contracts	672

Loss before income taxes	$(375,248)